SCHEDULE OF ASSETS ACQUISITION (Details)	Sep. 14, 2021 USD ($) $ / shares shares
Restructuring Cost and Reserve [Line Items]
Cash	$ 300,000
Note Payable Related Party	3,623,770
Total consideration	$ 7,438,544
Number of shares issued | shares	4,900,000
Share price | $ / shares	$ 0.70
Trio LLC [Member]
Restructuring Cost and Reserve [Line Items]
Number of shares issued | shares	4,900,000
Share price | $ / shares	$ 0.70
South Salinas Project [Member]
Restructuring Cost and Reserve [Line Items]
Cash	$ 300,000
Common shares issued, value	3,438,544
Total consideration	7,438,544
South Salinas Project [Member] | Related Party [Member]
Restructuring Cost and Reserve [Line Items]
Note Payable Related Party	$ 3,700,000